Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Principles of Consolidation
The accompanying Consolidated Financial Statements include the accounts and operations of the Company, and its subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates. The most important of these relate to share-based compensation expenses, revenue recognition, the allowance for doubtful accounts, internally developed computer software, valuation of goodwill and other identifiable intangible assets, determination of the projected benefit obligations of the defined benefit plans, income taxes, fair value of stock options, derivatives and financial instruments, contingent earn-out, and the tax related valuation allowances. On an ongoing basis, management evaluates these estimates, assumptions and judgments, in reference to historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
Cash and Cash Equivalents
Cash and cash equivalents is comprised of cash on hand and short-term deposits with an original maturity at the date of purchase of three months or less.
Restricted Cash
The Company held $156,734 and $14,678 of restricted cash as of December 31, 2021 and 2020, respectively. Restricted cash as of December 31, 2021 primarily included the cash received from the sale of treasury shares from the Employee Benefit Trust established for the CPA Equity Plan in December 2021. The cash received from the Employee Benefit Trust established for the CPA Equity Plan in December 2021 was subsequently paid in the first quarter of 2022.
Accounts Receivable
Through the adoption of ASU 2016-13 and the related standards, the Company revised its policy regarding the recognition of expected credit losses and for its accounts receivable portfolio.
Accounts receivable are recorded at the amount invoiced to customers and do not bear interest. The Company estimates credit losses for trade receivables by aggregating similar customer types, because they tend to share similar credit risk characteristics, taking into consideration the number of days the receivable is past due. Provision rates for the allowance for doubtful accounts are based upon the historical loss method by evaluating factors such as the length of time receivables are past due and historical collection experience. Additionally, provision rates are based upon current and future economic and competitive environment factors that could impact the collectability of the receivable. Trade and other receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include past due status greater than 360 days or bankruptcy of the debtor.
Concentration of Credit Risk
Accounts receivable are the primary financial instrument that potentially subjects the Company to significant concentrations of credit risk. Accounts receivable represents arrangements in which services were transferred to a customer before the customer pays consideration or before payment is due. Contracts with payment in arrears are recognized as receivables after the Company considers whether a significant financing component exists. The Company does not require collateral or other securities to support customer receivables. Management performs ongoing credit evaluations of its customers’ financial condition and limits the amount of credit extended when deemed appropriate. Credit losses have been immaterial and reasonable within management’s expectations. Our ten largest customers represented only 9% of revenues for the year ended December 31, 2021.
The Company maintains its cash and cash equivalent balances with high-quality financial institutions and consequently, the Company believes that such funds are subject to minimal credit risk.
Property and Equipment, net
Generally, property and equipment are recorded at cost and are depreciated over the respective estimated useful lives. Depreciation is computed using the straight‑line method. Repair and maintenance costs are expensed as incurred. The cost and related accumulated depreciation of sold or retired assets are removed from the accounts and any gain or loss is included within Loss from operations in the Consolidated Statements of Operations.
The estimated useful lives are as follows:

Computer hardware	3 years
Furniture, fixtures and equipment	5-7 years
Leasehold improvements	Lesser of lease term or estimated useful life
Internally Developed Software and Content
Internally Developed Software — Development costs related to internally generated software are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of the application development stage. Costs of significant improvements or enhancements on existing software for internal use, both internally developed and purchased, are also capitalized. Costs related to the preliminary project stage, data conversion and post-implementation/operation stage of an internal use software development project are expensed as incurred. Capitalized costs are amortized over five years, which is the estimated useful life of the related software. Purchased software is amortized over three years, which is the estimated useful life of the related software.
Content — Costs related to the acquisition of source materials, content selection, document processing, editing, abstracting, and indexing are capitalized. The Company also capitalizes internal and external costs associated with the development of product-related software that adds functionality and improves the customer’s ability to search the Company’s content. The Company does not capitalize any costs associated with research and development or marketing. These capitalized costs are amortized over a two to five year useful life.
Both internally developed software and content are evaluated for impairment whenever circumstances indicate the carrying amount may not be recoverable. The test for impairment compares the carrying amounts with the sum of undiscounted cash flows related to the asset. If the carrying value is greater than the undiscounted cash flows of the asset, the asset is written down to its estimated fair value.
Business Combinations
We include the results of operations of the businesses that we acquire as of the acquisition date. We allocate the purchase price of the acquisitions to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the purchase price over the fair values of identifiable assets and liabilities is recorded as goodwill. Acquisition-related expenses, other than those associated with the issuance of debt or equity securities, are recognized separately from the business combination and are expensed as incurred.
Identifiable Intangible Assets, net
Upon acquisition, identifiable intangible assets are recorded at fair value and are carried at cost less accumulated amortization or accumulated impairment for indefinite-lived intangible assets. Useful lives are reviewed at the end of each reporting period and adjusted if appropriate. Fully amortized assets are retained at cost and accumulated amortization accounts until such assets are derecognized.
Customer Relationships — Customer relationships primarily consist of customer contracts and customer relationships arising from such contracts.
Databases and Content — Databases and content primarily consists of repositories of the Company’s specific financial and customer information and intellectual content.
Developed Technology — Developed technology primarily consists of proprietary technology used for healthcare data, analytics, and insights products and services.
Backlog — Backlog primarily consists of orders and contracts received for which performance has not occurred prior to being acquired by the Company.
Non-compete agreements — Non-compete agreements primarily consist of agreements with employees of acquired entities to ensure that if they cease employment with the Company, they will not involve themselves with competition of the business for a given duration.
Trade Names — Trade names consist of purchased brand names that the Company continues to use.
Where applicable, intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:

Customer relationships	2 – 23 years
Databases and content	2 – 20 years
Developed technology	3 – 14 years
Computer software	5 years
Finite-lived trade names	2 - 18 years
Non-compete agreements	5 years
Backlog	4 years
Indefinite-lived trade names	Indefinite
Impairment of Long-Lived Assets
Residual values and useful lives are reviewed at the end of each reporting period and adjusted if appropriate. The Company evaluates its long-lived assets, including computer hardware and other property, computer software, and finite-lived intangible assets for impairment whenever circumstances indicate that their carrying amounts may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate over its remaining life. An asset is assessed for impairment at the lowest level that the asset generates cash inflows that are largely independent of cash inflows from other assets. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.
Management identified an impairment loss in connection with the divestiture of certain assets and liabilities of its MarkMonitor Product Line within its IP segment in the year ended December 31, 2019. As a result of restructuring initiatives, the Company recorded non-cash impairment for leases in the years ended December 31, 2020, and December 31, 2021. See Note 25 - Restructuring and Impairment for further information.
Goodwill and Indefinite-Lived Intangible Assets
The carrying amount of goodwill is tested for impairment annually during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested for impairment on a reporting unit level, which is defined as the operating segment or one level below the operating segment. As of October 1, 2021, our most recent annual goodwill impairment testing date, the Company identified five reporting units. We use both qualitative and quantitative analysis to determine whether we believe it is more likely than not that goodwill has been impaired. For our most recent annual goodwill impairment test, we applied the qualitative assessment to three of the reporting units identified and the quantitative assessment to two of the reporting units identified. For our prior year goodwill impairment test, as of October 1, 2020, all reporting units identified were subject to the quantitative assessment. For the year ended December 31, 2021, the fair values of our reporting units exceeded each individual reporting unit’s carrying value, and goodwill was not impaired. There was no impairment of goodwill as a result of the Company’s annual impairment testing conducted for the years ended December 31, 2021, 2020, and 2019.
The Company has indefinite-lived intangible assets related to trade names. As of October 1, 2021, our most recent annual indefinite-live intangible assets impairment testing date, the fair value of our indefinite-lived trade names exceeded the assets carrying value, and the assets were not impaired. There was no impairment of indefinite-lived intangible assets as a result of the Company’s annual impairment testing conducted for the years ended December 31, 2021, 2020, and 2019.
Leases
We determine if an arrangement is a lease at inception. Operating leases are included in Operating lease right-of-use (“ROU”) assets, Current portion of operating lease liability, and Operating lease liabilities on our Consolidated Balance Sheets.
Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.
We have lease agreements with lease and non-lease components, which are accounted as a single lease component. Additionally, for certain equipment leases, we apply a portfolio approach to effectively account for the operating lease ROU assets and liabilities.
Debt
Debt is recognized initially at par value, net of any applicable discounts or financing costs. Debt is subsequently stated at amortized cost with any difference between the proceeds (net of transactions costs) and the redemption value recognized in the Consolidated Statements of Operations over the term of the debt using the effective interest method. Interest on indebtedness is expensed as incurred.
Debt is classified as a current liability when due within 12 months after the end of the reporting period.
Warrant Liabilities
We used a third-party specialist to fair value the awards using the Monte Carlo simulation approach. The assumptions included in the model include, but are not limited to, risk-free interest rate, expected volatility of stock prices for the Company’s and its peer group, and dividend yield. A discount for the lack of marketability ("DLOM") is applied to shares that are subject to remaining post vesting lock up restrictions.
Derivative Financial Instruments
Foreign Exchange Forward Contracts
The Company periodically enters into foreign currency contracts that are not designated as hedges as defined under ASC 815. The purpose of these derivative instruments is to help manage the Company’s exposure to foreign exchange rate risks. These contracts are initially recognized at fair value at the date the contracts are entered into and are subsequently remeasured to their fair value at the end of each reporting period. These contracts generally do not exceed 180 days in duration, and these instruments are carried as assets when the fair value is positive (Other current assets on the Consolidated Balance Sheets), and as liabilities when the fair value is negative (Other current liabilities on the Consolidated Balance Sheets). The resulting gain or loss is recognized in profit or loss (other operating income (expense), net) immediately.
Interest Rate Swaps
The Company has interest rate swaps with counterparties to reduce its exposure to variability in cash flows relating to interest payments on a portion of its outstanding first lien senior secured term loan facility in an aggregate principal amount of $2,818,800 (“Term Loan Facility”). The Company applies hedge accounting and has designated these instruments as cash flow hedges of the risk associated with floating interest rates on designated future quarterly interest payments. Management assumes the hedge is highly effective and therefore changes in the value of the hedging instrument are recorded in Accumulated other comprehensive income (loss) in the Consolidated Balance Sheets. Any ineffectiveness is recorded in earnings. Amounts in Accumulated other comprehensive income (loss) are reclassified into earnings in the same period during which the hedged transactions affect earnings, or upon termination of the hedging relationship.
Fair Value of Financial Instruments
In determining fair value, the use of various valuation methodologies, including market, income and cost approaches is permissible. The Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The accounting guidance for fair value measurements establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value based on the reliability of inputs. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s interest rate swap derivative instruments are classified as Level 2. Earn-out liabilities and defined benefit plan assets are classified as Level 3.
The Company assesses the fair value of the foreign exchange forward contracts, considering current and anticipated movements in future interest rates and the relevant currency spot and future rates available in the market. The Company also receives and reviews third party valuation reports to corroborate our determination of fair value. Accordingly, these instruments are classified as Level 2 inputs.
Contingent Considerations
The Company records liabilities for the estimated cost of such contingencies when expenditures are probable and reasonably estimable. A significant amount of judgment is required to estimate and quantify the potential liability in these matters. We engage outside experts as deemed necessary or appropriate to assist in the calculation of the liability, however management is responsible for evaluating the estimate. As information becomes available regarding changes in circumstances for ongoing contingent considerations, our potential liability is reassessed and adjusted as necessary. See Note 23 - Commitments and Contingencies for further information on contingencies.
Treasury Shares

Shares repurchased by the company from the open market or shares held in the EBT as previously discussed are classified within equity as Treasury shares and are recorded at the fair value on the date of acquisition. When Clarivate reissues treasury shares at an amount greater (less) than it paid to repurchase the shares, it realizes a gain (loss) on the reissuance of the shares. This gain or loss is recognized within shareholders’ equity. Management has elected to utilize the FIFO method for determining the gains and losses from sales of Treasury shares.

Taxation
The Company recognizes income taxes under the asset and liability method. Our income tax expense, deferred tax assets and liabilities, and reserves for unrecognized tax benefits reflect our best assessment of estimated current and future taxes to be paid. Significant judgments and estimates are required in determining the consolidated Income tax expense for financial statement purposes. Deferred income taxes arise from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, which will result in taxable or deductible amounts in the future. In assessing the realizability of deferred tax assets, we consider future taxable income by tax jurisdiction and tax planning strategies. The Company records a valuation allowance to reduce our deferred tax assets to equal an amount that is more likely than not to be realized.
Changes in tax laws and tax rates could also affect recorded deferred tax assets and liabilities in the future. The calculation of our tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations in a multitude of jurisdictions across our global operations. ASC Topic 740, Income Taxes, states that a benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. The Company first records unrecognized tax benefits as liabilities in accordance with ASC 740 and then adjusts these liabilities when our judgment changes as a result of the evaluation of new information not previously available at the time of establishing the liability. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available.
Interest accrued related to unrecognized tax benefits and income tax related penalties are included in the Benefit (provision) for income taxes.
Deferred tax is provided on taxable temporary differences arising on investments in foreign subsidiaries, except where we intend, and are able, to reinvest such amounts on a permanent basis.
Revenue Recognition
The Company derives revenue by selling information on a subscription and single transaction basis as well as from performing professional services. The Company recognizes revenue when control of these services are transferred to the customer for an amount, referred to as the transaction price, that reflects the consideration to which the Company is expected to be entitled in exchange for those goods or services. The Company determines revenue recognition utilizing the following five steps: (1) identification of the contract with a customer, (2) identification of the performance obligations in the contract (promised goods or services that are distinct), (3) determination of the transaction price, (4) allocation of the transaction price to the performance obligations, and (5) recognition of revenue when, or as, the Company transfers control of the product or service for each performance obligation. Revenue is recognized net of discounts and rebates, as well as value added and other sales taxes. Cash received or receivable in advance of the delivery of the services or publications is included in deferred revenues. The Company disaggregates revenue based on revenue recognition pattern. Subscription based revenues recognize revenue over time, whereas our re-occurring revenues recognize revenue at a point in time. Our transactional revenues recognize revenue at a point in time and other revenues relating to professional services recognize revenue over time. The Company believes subscription, re-occurring and transactional and other revenues is reflective of how the Company manages the business. The revenue recognition policies for the Company’s revenue streams are discussed below.
Subscription Revenues
Subscription-based revenues are recurring revenues that are earned under annual, evergreen or multi-year contracts pursuant to which we license the right to use our products to our customers or provide maintenance services over a contractual term. Revenues from the sale of subscription data, maintenance services, and analytics solutions are recognized ratably over the contractual period as revenues are earned. Subscription revenues are typically generated either on (i) an enterprise basis, meaning that the organization has a license for the particular product or service offering and then anyone within the organization can use it at no additional cost, (ii) a seat basis, meaning each individual that uses the particular product or service offering has to have his or her own license, or (iii) a unit basis, meaning that incremental revenues are generated on an existing subscription each time the product is used (e.g., a trademark or brand is searched or assessed).
Re-occurring Revenues
Re-occurring revenues are earned under contracts for specific deliverables that are typically quoted on a product, data set or project basis and often derived from repeat customers. These contracts include either evergreen clauses, in which at least six month advance notice is required prior to cancellation, or the contract is for multiple years. Re-occurring revenues are usually delivered to the customer instantly or in a short period of time, at which time revenues are recognized. The most significant components of our re-occurring revenues is our 'renewal' business within CPA Global.
Transactional and Other Revenues
Transactional revenues are revenues that are earned under contracts for specific deliverables that are typically quoted on a product, data set or project basis and often derived from repeat customers, including customers that also generate subscription-based revenues. Transactional content sales are usually delivered to the customer instantly or in a short period of time, at which time revenues are recognized. Transactional revenues are typically generated on a unit basis, although for certain product and service offerings transactional revenues are generated on a seat basis. Transactional revenues may involve sales to the same customer on multiple occasions but with different products or services comprising the order.
Other revenues relate to professional services including implementation for software and software as a service ("SaaS") subscriptions. These contracts vary in length from several months to years for multi-year projects. Revenue is recognized over time utilizing a reasonable measure of progress depicting the satisfaction of the related performance obligation. Other revenues also includes one-time perpetual archive license ("PAL") revenues.
Performance Obligations
Content Subscription: Content subscription performance obligations are most prevalent in the Web of Science, Derwent, CPA Global, ProQuest and Life Sciences Product Lines. Content subscriptions are subscriptions that can only be accessed through the Company’s online platform for a specified period of time through downloads or access codes. On-premise the software is purchased by the customer and installed directly onto the customer’s own operating systems. In addition to the primary content subscription, these types of performance obligations can often include other performance obligations, such as training subscriptions, access to historical content, software licenses, professional services, maintenance and other optional content. Revenue for these performance obligations are primarily recognized over the length of the contract (i.e. subscription revenue). In case of software sold as a subscription, the cloud based hosted services and post-sales support and maintenance are considered as one performance obligation distinct from other services in the contract. Within the Life Sciences Product Line and resulting from the DRG acquisition, the Company provides analytics and syndicated research and syndicated databases through subscription and membership contracts and through the sale of single reports from the syndicated series. Subscription based revenues are recognized ratably over the period that the service is being provided, generally one year.
There are instances where Content Subscription revenue could be recognized upon delivery (i.e. transactional revenue). Historical content and some optional content can be purchased via a perpetual license, which would be recognized upon delivery. Fees are typically paid annually at the beginning of each term. Additionally, within the Life Sciences Product Line and resulting from the DRG acquisition, the Company sells certain studies and reports on a single requisition basis to customers. Revenue from the sale of single reports is recognized at a point in time of delivery if all other revenue recognition criteria are met. Packages of select single reports are recognized pro rata as the individual reports are delivered if all other revenue recognition criteria are met based on estimated selling price.
SaaS Subscription: Software-as-a-Service (“SaaS”) software is hosted centrally on a cloud-based system and usage is licensed on an annual subscription fee basis. The company earns revenue from selling SaaS subscriptions where customers purchase on demand access to hosted software products. Revenue from software subscription agreements, a portion of which are for multiple year terms, is recognized ratably over the term of the subscriptions, including any free trial periods before or after the paid subscription term. Revenue from professional services related to SaaS implementation are recognized by the percentage of completion method, determined by the ratio between the actual hours incurred and the total anticipated hours.
Perpetual Archive Licenses ("PAL"): This performance obligation relates to the ProQuest Product Line. Customers purchase perpetual archive licenses to collections, periodicals, eBooks, and other resources contained in the Company’s databases. The Company will grant access to the platform or service at the time of contract inception and the PAL product is for the customer to own forever. However, the online access to the PAL product is limited by time and if customer wishes to extend the online access, the customer must pay a continuing service fee and if the customer chooses not to pay, the Company will send a hard copy (CD or DVD) of the PAL material. The Company records revenue on the date when the customer is granted access to the license/service and revenue is recognized at a point in time.

Domain Registration Services: This performance obligation relates to the MarkMonitor Product Line. This is a service to register domain names with the applicable registries, with the Company being responsible for monitoring the domain name expiration and paying the registry before expiration. In addition, the Company has an ongoing responsibility to ensure the domain name is maintained at the registry. Customers typically sign a one to two years contract, identifying specific domain names to be registered and tracked. Revenue is recognized over the term of the contract and fees are typically invoiced annually at the beginning of each contract term.
Search Services: This performance obligation relates to the CompuMark Product Line. It is a comprehensive search report across multiple databases for a proposed trademark. The report is compiled by Clarivate’s analysts and sent to customers. Revenue is recognized upon delivery of the report. Fees are typically paid upon delivery.
Trademark Watch: This performance obligation relates to the CompuMark Product Line. Trademark watch service is an annual subscription that allows customers to protect their trademarks from infringement by providing timely notification of newly filed or published trademarks. Revenue is recognized over the term of the contract, with fees paid annually at the beginning of each contract term.
IP Services: This performance obligation relates to the CPA Global Product Line. This includes services related to (i) on-premise software installation, (ii) post-sales software support services,(iii) keeping software updated for any changes in laws (i.e., law update service), (iv) docketing, and (v) search and examination services provided to various PTOs. Revenue from IP services is recognized over the period of the contract as and when the service is provided.
Validation Services: This performance obligation relates to the CPA Global Product Line. This involves services related to:(i) registration of a patent granted in Europe, to various individual countries where it will ultimately be enforceable; (ii) translation of documents to be submitted to a patent and trademark office ("PTO") in local language; (iii) registration of address with PTO, for all future notifications to be received on behalf of the IP holder; and (iv) management of notifications on behalf of IP holder over the lifetime of the patent. The Company has determined each of the above services performed represent separate performance obligations. Revenue is recognized once the provision of the service is complete and this point is reached when a purchase invoice is received from the agent for (i) and (ii) above and when registration with the PTO gets completed for (iii) above. With respect to management of notifications, revenue is recognized over the lifetime of the patent on a straight-line basis. Revenue from Validation Services is recognized net of official fees collected from customers for remittance to the PTO and any taxes collected from customers, which are subsequently remitted to governmental authorities.
IP Transaction Processing: This performance obligation related to the IPM Product Line that was disposed of in October of 2018 and reacquired as part of the acquisition of the CPA Global business and Product Line in October of 2020. These services consist of gathering all necessary data and information, preparing the renewal applications, and submitting payment to the PTO in the relevant country on behalf of the IP holders and the Company could have potential liability for the successful completion of the renewal application process, for which we carry insurance. The Company has determined there is one performance obligation relating to the provision of the service, which includes compiling the necessary data and submitting the renewal application, as well as facilitating the payment from the customer to the PTO. Revenue is recognized once the provision of the service is complete and this point is reached when the PTO receives the payment and documentation to renew the patent or trademark. The PTO fees and any taxes collected from customers are deemed fees collected on behalf of third parties, and therefore revenue from renewals services is recognized net of these fees. Revenue is recognized upon transfer of control of the promised service to customers (i.e., at the time the renewal paperwork and payment are submitted to the PTO) because at that point the Company has a right to payment and the risks and rewards associated with the Renewal Preparation service are transferred to the customer, coupled with the fact customer acceptance is deemed a formality that does not impact the timing of transfer of control.
Principal Versus Agent
For revenue generated from contracts with customers involving another party, the Company considers if we maintain control of the specified goods or services before they are transferred to the customer, as well as other indicators such as the party primarily responsible for fulfillment, collection risk, and discretion in establishing price. The assessment of whether we are considered the Principal or the Agent in a transaction could impact our revenues and cost of revenues recognized on the consolidated statements of operations.
The Company evaluated whether contracts with customers involving another party related to the Content Subscription performance obligation have been provided in the capacity as principal or agent and concluded that the Company acts as a Principal based on our responsibility for fulfilling the contract and latitude in establishing the price. Therefore, the Company reports the revenues from these transactions on a gross basis and records the related third-party commission fees as cost of revenues.
The Company evaluated whether the IP Transaction Processing performance obligation and services, as well as the Validation Services performance obligation, have been provided in the capacity as principal or agent, and on the basis of the following factors concluded the Company is acting as a Principal:
(a) The Company is responsible for compiling the necessary data and submitting the renewal application, as well as facilitating the payment from the customer to the PTO. In doing this, the Company’s performance obligation does not include legally renewing the IP, but instead facilitating that process, but the ultimate responsibility for legally renewing the IP rests with PTO;
(b) The Company has latitude in establishing pricing for its services.
Therefore, the Company reports the revenues from these transactions on a gross basis and records the related third-party commission fees as cost of revenues.
As it relates to the Content Subscription, PALs and SaaS Subscription performance obligations have an additional party is involved in a transaction and can be categorized as either agreements with Third Party Distributors or Reseller Agreements.
Third Party Distributor agreements provide the distributor with the right to market and resell ProQuest products to end customers and based on the indicators of control, revenues from these Third Party Distributor transactions are generally recognized gross. Reseller Agreements involve contracting to resell third party products where the Company is the Reseller and revenues from these transactions are generally recognized net.

Variable Consideration
In some cases, contracts provide for variable consideration that is contingent upon the occurrence of uncertain future events, such as retroactive discounts provided to the customers, indexed or volume-based discounts, time and materials based implementation services, and revenue between contract expiration and renewal. Variable consideration is estimated at the expected value or at the most likely amount depending on the type of consideration. Estimated amounts are included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The estimate of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of its anticipated performance and all information (historical, current, and forecasted) that is reasonably available to the Company.
Significant Judgments
Significant judgments and estimates are necessary for the allocation of the proceeds received from an arrangement to the multiple performance obligations and the appropriate timing of revenue recognition. Our contracts with customers often include promises to transfer multiple products and services to a customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. Determining a standalone selling price that may not be directly observable amongst all the products and performance obligations requires judgment. Specifically, many Web of Science, DRG, CPA Global, and ProQuest Product Line contracts include multiple product offerings, which may have both subscription and transactional revenues. Judgment is also required to determine whether the software license is considered distinct and accounted for separately, or not distinct and accounted for together with the subscription service and recognized over time for other products. The Company allocates value to primary content subscriptions or licenses including PALs and accompanying performance obligations, such as training subscriptions, continuing service fees, access to historical content, maintenance and other optional content. When multiple performance obligations exist in a single contract, the transaction price is allocated to each performance obligation based on the standalone selling price of each performance obligation. The Company utilizes its standard price lists to determine the standalone selling price based on the product and country.
The transaction price in the contract is allocated at contract inception to the distinct good or service underlying each performance obligation in proportion to the standalone selling price. The standalone selling prices are based on the Company’s normal pricing practices when sold separately with consideration of market conditions and other factors, including customer demographics and geographic location. Discounts applied to the contract will be allocated based on the same proportion of standalone selling prices.
For certain of our businesses, the discount is allocated entirely to one or more, but not all, performance obligations in the contract when certain criteria are met.

Cost to Obtain a Contract
Commission costs represent costs to obtain a contract and are considered contract assets. The Company pays commissions to the sales managers and support teams for earning new customers and renewing contracts with existing customers. These commission costs are capitalized within Prepaid expenses and Other non-current assets on the Consolidated Balance Sheets. The costs are amortized to Selling, general and administrative expenses within the Consolidated Statements of Operations. The amortization period is between one and seven years based on the estimated length of the customer relationship.
Deferred Revenues
The timing of revenue recognition may differ from the timing of invoicing to customers. We record deferred revenues when revenue is recognized subsequent to invoicing. For multi-year agreements, we generally invoice customers annually at the beginning of each annual coverage period and recognize revenue over the term of the coverage period.
Cost of Revenues
Cost of revenues consists of costs related to the production and servicing of the Company’s offerings. These costs primarily relate to information technology, production and maintenance of content and personnel costs relating to professional services and customer service.
Selling, General and Administrative
Selling, general and administrative includes compensation for support and administrative functions in addition to rent, office expenses, professional fees and other miscellaneous expenses. In addition, it includes selling and marketing costs associated with acquiring new customers or selling new products or product renewals to existing customers. Such costs primarily relate to wages and commissions for sales and marketing personnel.
Depreciation
Depreciation expense relates to the Company’s fixed assets including furniture & fixtures, hardware, and leasehold improvements. These assets are depreciated over their expected useful lives, and in the case of leasehold improvements over the shorter of their useful life or the term of the related lease.
Impairment on Assets Held for Sale
Impairment on assets held for sale represents an impairment charge recorded for certain assets classified as assets held for sale.
Share-based Compensation
Share-based compensation consists of restricted share units ("RSUs"), performance share units ("PSUs") and 2019 Transaction related shares granted to certain key members of management which are recognized in the Consolidated Statements of Operations based on their grant date fair values with forfeitures recognized as they occur. The share-based compensation cost of time-based RSU and PSU grants is calculated by multiplying the grant date fair value by the number of shares granted. We recognize compensation expense over the vesting period of the award. The value of PSUs is weighted between a total shareholder return ("TSR") component and a performance metric component. PSUs with performance metric components are assessed for probability of achieving the targets at each quarterly period end.
The fair value of stock options is estimated at the date of grant using the Black-Scholes option pricing model, which requires management to make certain assumptions of future expectations based on historical and current data. The assumptions include the expected term of the stock option, expected volatility, dividend yield, and risk-free interest rate. The Company recognizes compensation expense over the vesting period of the award on a graded-scale basis.
Equity compensation plans of the acquired CPA Global business are accounted for as a liability as they will be paid in cash. Changes in the fair value of these awards are recorded at the end of each reporting period.
Restructuring
Restructuring expense includes costs associated with involuntary termination benefits provided to employees, including the acceleration of equity based awards for severed individuals under the CPA Global Equity Plan, certain contract termination costs, and other costs associated with an exit or disposal activity. The involuntary termination benefits included within restructuring charges are recognized in accordance with ASC 420, Exit or Disposal Cost Obligations or ASC 712, Compensation – Nonretirement Postemployment Benefits, as applicable. Liabilities are recognized in accordance with ASC 420 when the programs were approved, the employees to be terminated were identified, the terms of the arrangement were established, it was determined changes to the plan were unlikely to occur and the arrangements were communicated to employees. Liabilities for nonretirement postemployment benefits that fall under ASC 712 are recognized when the severance liability was determined to be probable of being paid and reasonably estimable. The liabilities are recorded within Accrued expenses and other current liabilities in the Consolidated Balance Sheets. The corresponding expenses are recorded within Restructuring and impairment in the Consolidated Statements of Operations. See Note 25 - Restructuring and Impairment for further details.
Other Operating Income (Expense), Net
Other operating income (expense) consists of gains or losses related to the disposal of our assets, asset impairments or write-downs and the consolidated impact of re-measurement of the assets and liabilities of our company and our subsidiaries that are denominated in currencies other than each relevant entity’s functional currency. The gain and loss of certain divested non-core assets and liabilities of the IP segment are included in the year ended December 31, 2020. See Note 5 - Assets Held for Sale and Divested Operations for further details.
Interest Expense, Net
Interest expense, net consists of interest expense related to our borrowings under the Term Loan Facility and the Notes as well as the amortization of debt issuance costs and interest related to certain derivative instruments.
Foreign Currency Translation
The operations of each of the Company’s entities are measured using the currency of the primary economic environment in which the subsidiary operates (“functional currency”). Nonfunctional currency monetary balances are re-measured into the functional currency of the operation with any related gain or loss recorded in Selling, general and administrative costs, excluding depreciation and amortization in the accompanying Consolidated Statements of Operations. Assets and liabilities of operations outside the U.S., for which the functional currency is the local currency, are translated into U.S. dollars using period-end exchange rates. Revenues and expenses are translated at the average exchange rate in effect during each fiscal month during the year. The effects of foreign currency translation adjustments are included as a component of Accumulated other comprehensive income (loss) in the accompanying Consolidated Balance Sheets.
Legal Costs
Legal costs are expensed and accrued for expected legal costs to be incurred for legal matters.
Earnings Per Share
The calculation of earnings per share is based on the weighted average number of ordinary shares or ordinary stock equivalents outstanding during the applicable period. The dilutive effect of ordinary stock equivalents is excluded from basic earnings per share and is included in the calculation of diluted earnings per share. Employee equity share options and similar equity instruments granted by the Company are treated as potential ordinary shares outstanding in computing diluted earnings per share. Diluted shares outstanding are calculated based on the average share price for each fiscal period using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising stock options, the amount of compensation cost for future service that the Company has not yet recognized, and the amount of benefits that would be recorded in Ordinary shares when the award becomes deductible for tax purposes are assumed to be used to repurchase shares.
Newly Adopted Accounting Standards
In June 2016, the Financial Accounting Standards Board ("FASB") issued new guidance, ASU 2016-13, related to measurement of credit losses on financial instruments which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. This new guidance replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The Company has determined that the impact of this new accounting guidance primarily affects our accounts receivable. The Company prospectively adopted the standard on January 1, 2020. The adoption of this standard had an impact of $10,097 on the beginning Accumulated deficit balance in the Consolidated Balance Sheets as of January 1, 2020. In April 2019 and November 2019, the FASB issued ASU 2019-05 and ASU 2019-11, respectively, effective for the same period as ASU 2016-03. These updates offered options to entities intended to bring transition relief and offered clarification on the previously issued standard, respectively. The Company's accounting for credit losses did not change as a result of these two updates.
In August 2018, the FASB issued guidance, ASU 2018-14, which modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The guidance is effective for all entities for fiscal years beginning after December 15, 2020. The Company's January 1, 2021 adoption of this standard did not have a material impact on the Company’s Consolidated Financial Statements.
In August 2018, the FASB issued guidance, ASU 2018-15, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this update. The Company prospectively adopted the standard on January 1, 2020. The adoption of this standard did not have a material impact on the Company’s Consolidated Financial Statements. All future capitalized implementation costs incurred related to these hosting arrangements will be recorded as a prepaid asset and as a charge to operating expenses over the expected life of the contract.
In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, which provides targeted improvements or clarification and correction to the ASU 2016-01 Financial Instruments Overall, ASU 2016-13 Financial Instruments Credit Losses, and ASU 2017-12 Derivatives and Hedging, accounting standards updates that were previously issued. The guidance is effective upon adoption of the related standards. The Company prospectively adopted the standard on January 1, 2020. This standard did not have a material impact on the Company’s Consolidated Financial Statements.
In November 2019, the FASB issued ASU 2019-10, Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), which provides improvements or clarification and correction to the ASU 2016-02 Leases, ASU 2016-13 Financial Instruments Credit Losses, and ASU 2017-12 Derivatives and Hedging, accounting standards updates. The guidance is effective upon adoption of the three ASUs, all of which the Company had already adopted. This standard did not have a material impact on the Company’s Consolidated Financial Statements.
In December 2019, the FASB issued ASU 2019-12, which enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments, and interim-period accounting for enacted changes in tax law. The guidance is effective for all entities for fiscal years beginning after December 15, 2020. The Company's January 1, 2021 adoption of this standard did not have a material impact on the Company's Consolidated Financial Statements.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The guidance is effective for all entities from the period March 12, 2020 through December 31, 2022. Beginning with the quarter ended September 30, 2020, the Company adopted this standard and elected the optional expedients for its interest rate swap agreements and debt agreements with reference to LIBOR. Upon meeting the specified criteria in the guidance, the Company will continue to account for its interest rate swaps in accordance with hedge accounting and will not apply modification accounting to its debt agreements. In January 2021, the FASB issued ASU 2021-01, which made clarifications relating to the previously issued Reference Rate Reform guidance effective for the same period as ASU 2020-04. This clarification did not have an effect on how the Company accounts for its interest rate swaps and debt agreements.
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805) - Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the recognition of acquired contract liability and payment terms and their effect on subsequent revenue recognized by the acquirer. The amendments require that the acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. The Company has elected to early adopt the ASU and has applied the amendments retrospectively to all business combinations for which the acquisition date occurs on or after the beginning of the 2021 fiscal year. As a result of the adoption, we have accounted for contract assets and liabilities for our 2021 acquisitions in accordance with this updated guidance.
Recently Issued Accounting Standards
In June 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity as a result of complexity associated with GAAP for certain financial instruments with characteristics of liabilities and equity. This guidance is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods. The Company will adopt ASU 2020-06 effective January 1, 2022, and it is expected that the adoption will not have a material impact to the Company's Consolidated Financial Statements.
In April 2021, the FASB issued ASU 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options, which provides guidance regarding the accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. This guidance is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company will adopt ASU 2021-04 effective January 1, 2022, and it is expected that the adoption will not have a material impact to the Company's Consolidated Financial Statements.

In July 2021, the FASB issued ASU 2021-05, Leases (Topic 842) Lessors – Certain Leases with Variable Lease Payments, in order to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities as well as disclosing key information about leasing transactions. This guidance is effective for all entities for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years for public business entities. The Company will adopt ASU 2021-05 effective January 1, 2022, and is still evaluating the impact to the Company’s Consolidated Financial Statements.

There were no other new accounting standards or updates issued or effective as of December 31, 2021, that have, or are expected to have, a material impact on the Company's Consolidated Financial Statements.

Other Operating Income, Net	Other Operating Income (Expense), Net
Other operating income (expense), net, consisted of the following for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
Net gain on sale of business and other assets (1)	$—	$28,140	$—
Net foreign exchange (loss) gain	(19,618)	19,771	(191)
Miscellaneous (expense) income, net	(7,889)	4,470	5,017
Other operating (expense) income, net	$(27,507)	$52,381	$4,826

(1) Includes the net gain on sale of Techstreet in 2020.